Unearned Commissions	12 Months Ended
Dec. 31, 2020
Unearned Commissions Explanatory [Abstract]
UNEARNED COMMISSIONS

18.    UNEARNED COMMISSIONS

The movement in unearned commissions in the consolidated statement of financial position is as follows:

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
As at 1 January	8,910	8,010	10,354
Commissions received	18,181	14,830	14,473
Commissions earned	(16,053)	(13,930)	(16,817)
As at 31 December	11,038	8,910	8,010